PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.9% of Net Assets
	Argentina – 6.3%
1,072	MercadoLibre, Inc.(a)	$1,578,134

	Australia – 3.0%
33,545	WiseTech Global Ltd.	746,439

	Belgium – 2.0%
8,176	Anheuser-Busch InBev S.A.	513,966

	Brazil – 3.5%
318,122	Ambev S.A., ADR	871,654

	China – 33.1%
6,011	Alibaba Group Holding Ltd., Sponsored ADR(a)	1,362,874
4,230	Baidu, Inc., Sponsored ADR(a)	920,237
59,000	Budweiser Brewing Co. APAC Ltd., 144A	176,609
466,500	Dali Foods Group Co. Ltd., 144A	265,206
3,700	Kweichow Moutai Co. Ltd., Class A	1,136,202
22,400	Tencent Holdings Ltd.	1,787,688
24,481	Trip.com Group Ltd., ADR(a)	970,182
26,650	Vipshop Holdings Ltd., ADR(a)	795,769
14,292	Yum China Holdings, Inc.	846,229

		8,260,996

	Denmark – 2.3%
8,384	Novo Nordisk A/S, Class B	564,944

	France – 4.5%
2,528	EssilorLuxottica S.A.	411,828
7,503	Sodexo S.A.(a)	718,849

		1,130,677

	Germany – 2.8%
5,642	SAP SE	692,029

	Japan – 4.9%
4,100	FANUC Corp.	985,669
5,500	Unicharm Corp.	230,948

		1,216,617

	Macau – 1.4%
40,000	Galaxy Entertainment Group Ltd.(a)	361,613

	Netherlands – 7.6%
517	Adyen NV, 144A(a)	1,153,636
3,655	NXP Semiconductors NV	735,898

		1,889,534

	Switzerland – 14.6%
1,731	Kuehne & Nagel International AG, (Registered)	494,419
6,926	Nestle S.A., (Registered)	772,085

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – continued
12,934	Novartis AG, (Registered)	$1,105,607
3,899	Roche Holding AG	1,263,054

		3,635,165

	United Kingdom – 9.3%
6,566	Diageo PLC	269,741
18,088	Experian PLC	623,149
9,623	Reckitt Benckiser Group PLC	861,357
10,287	Unilever PLC	573,984

		2,328,231

	United States – 1.6%
4,394	Core Laboratories NV	126,503
10,191	Schlumberger NV	277,094

		403,597

	Total Common Stocks (Identified Cost $24,614,194)	24,193,596

	Total Investments – 96.9% (Identified Cost $24,614,194)	24,193,596
	Other assets less liabilities – 3.1%	771,881

	Net Assets – 100.0%	$24,965,477

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 15,135,038	60.6%

1

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $1,595,451 or 6.4% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$746,439	$—	$746,439
Belgium	—	513,966	—	513,966
China	4,895,291	3,365,705	—	8,260,996
Denmark	—	564,944	—	564,944
France	—	1,130,677	—	1,130,677
Germany	—	692,029	—	692,029
Japan	—	1,216,617	—	1,216,617
Macau	—	361,613	—	361,613
Netherlands	735,898	1,153,636	—	1,889,534
Switzerland	—	3,635,165	—	3,635,165
United Kingdom	573,984	1,754,247	—	2,328,231
All Other Common Stocks*	2,853,385	—	—	2,853,385

Total	$9,058,558	$15,135,038	$—	$24,193,596

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

Internet & Direct Marketing Retail	18.8%
Beverages	11.8
Pharmaceuticals	11.8
Interactive Media & Services	10.9
Hotels, Restaurants & Leisure	7.7
Software	5.8
IT Services	4.6
Household Products	4.3
Food Products	4.2
Machinery	4.0
Semiconductors & Semiconductor Equipment	3.0
Professional Services	2.5
Personal Products	2.3
Marine	2.0
Other Investments, less than 2% each	3.2

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2021 (Unaudited)

United States Dollar	34.0%
Euro	16.2
Swiss Franc	14.6
Hong Kong Dollar	10.4
British Pound	7.0
Japanese Yen	4.9
Yuan Renminbi	4.5
Australian Dollar	3.0
Danish Krone	2.3

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%